Subsequent Events (Details) - NOK (kr) kr in Millions	Sep. 30, 2020	Dec. 31, 2019
Norwegian Krone-denominated Bonds due from 2021 to 2025
Subsequent Event [Line Items]
Unsecured Debt	kr 3,100.0	kr 3,100.0